Description of Organization, Business Operations and Liquidity (Details)							12 Months Ended
	Feb. 02, 2024 USD ($) $ / shares shares	Jul. 25, 2023 shares	Jan. 27, 2023 USD ($) shares	Jan. 25, 2023 shares	Nov. 17, 2022 USD ($)	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 09, 2022 USD ($)
Description of Organization, Business Operations and Liquidity [Line Items]
Number of business							1
Units price per share (in Dollars per share) | $ / shares							$ 10
Gross proceeds from initial public offering									$ 287,500,000
Net proceeds							$ 287,500,000
Deposit account percentage							4.60%
Net assets held in trust accounts, percentage							80.00%
Ownership interest to be acquired on post-transaction company.							50.00%
Net tangible assets							$ 5,000,001
shares sold, rate							15.00%
Percentage obligation to redeem public shares							100.00%
Extensions approved months							42 months
Maximum net interest to pay dissolution expenses							$ 100,000
Share price per share (in Dollars per share) | $ / shares							$ 0.1
Operating bank account balance							$ 40,000
Working capital deficit							5,200,000
Proceeds from Sponsor							722,500
Working capital loan							822,500	$ 100,800
Sponsor Note Agreement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Proceeds from Sponsor					$ 100,000		722,500
Private Placement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Proceeds from sale of private placement units							$ 8,000,000
IPO [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Number of unit issued (in Shares) | shares						28,750,000
Gross proceeds from initial public offering						$ 287,500,000
Offering costs incurred						16,400,000
Deferred underwriting commissions						$ 10,100,000
Initial public offering ordinary shares (in Shares) | shares				200,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Number of unit issued (in Shares) | shares						3,750,000
Units price per share (in Dollars per share) | $ / shares						$ 10
Private Placement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Number of unit issued (in Shares) | shares							800,000
Units price per share (in Dollars per share) | $ / shares							$ 10
Proceeds from sale of private placement units							$ 8,000,000
Private Placement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Initially anticipated price per shares (in Dollars per share) | $ / shares							$ 10
Share price per share (in Dollars per share) | $ / shares							10
Trust account price per share (in Dollars per share) | $ / shares							$ 10
Sponsor [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Extensions approved months							1 month
Notes Payable to Sponsor [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Proceeds from loan							$ 79,000
Promissory Note Agreement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Borrowing amount										$ 1,500,000
Subsequent Event [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Share price per share (in Dollars per share) | $ / shares	$ 0.025
Aggregate public shares exercised (in Shares) | shares	305,218
Deposit into trust account price per share (in Dollars per share) | $ / shares	$ 0.025
Director [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Extensions approved months							36 months
Founder Shares [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Contribution amount							$ 25,000
Non-Redemption Agreement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Aggregate shares redeem (in Shares) | shares				200,000
Initial public offering ordinary shares (in Shares) | shares		40,000		50,000
Aggregate public shares exercised (in Shares) | shares			26,738,255				138,816
Cash held in the trust account			$ 271,939,156
Non-Redemption Agreement [Member] | IPO [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Initial public offering ordinary shares (in Shares) | shares		200,000
Non-Redemption Agreement [Member] | Second Special Meeting [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Cash held in the trust account							$ 1,471,204
Non-Redemption Agreement [Member] | Extraordinary General Meeting [Member] | Subsequent Event [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Aggregate public shares exercised (in Shares) | shares	305,218
Cash held in the trust account	$ 3,301,573
Business Combination [Member] | Private Placement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Share price per share (in Dollars per share) | $ / shares							$ 10